Property, plant and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Accounting policy
Property, plant and equipment is stated at cost, less accumulated depreciation and accumulated impairment losses.
Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Property, plant and equipment are depreciated on a straight-line basis in the Consolidated statements of operations over their estimated useful lives, except for land, which is not depreciated. Government grants related to assets are recognized when the grant conditions have been substantially met. Government grants are presented as a deduction of the carrying amount of the asset they relate to and recognized in the Consolidated statements of operations on a systematic basis over the useful life of the asset.
Evaluation systems leased to our customers under an operating lease are capitalized as Property, plant and equipment at cost and depreciated over the respective lease term. Leased assets that are returned to ASML upon expiration of the lease term are either taken back into Property, plant and equipment, as they will be used internally by D&E or transferred back to Inventories to be reworked and sold.
The carrying values of prototypes, tooling and equipment that are intended to be sold, but first internally utilized for
R&D purposes, are reclassified from Inventories to Property, plant and equipment and depreciated while being internally used. When no longer required for R&D activities, the assets’ carrying value is reclassified back to
Inventories and reworked to make them ready for sale to our customers. These transfers are reported as Net non-
cash movements to/from inventories in our Property, plant and equipment movement schedule.
Property, plant and equipment is assessed for impairment whenever there is an indication that the carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years
Property, plant and equipment consists of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2024	4,323.4	3,690.0	478.5	587.9	9,079.8
Additions	1,120.1	756.5	116.9	65.8	2,059.3
Disposals	(3.2)	(45.6)	(0.3)	(7.6)	(56.7)
Net non-cash movements to/from Inventories	—	(40.0)	—	—	(40.0)
Effect of changes in exchange rates	8.1	(1.7)	(0.6)	12.5	18.3
Balance at December 31, 2024	5,448.4	4,359.2	594.5	658.6	11,060.7
Additions	1,029.4	474.2	43.3	49.3	1,596.2
Disposals	(3.9)	(59.3)	(5.0)	(6.2)	(74.4)
Net non-cash movements to/from Inventories	—	328.0	—	—	328.0
Effect of changes in exchange rates	(52.8)	(28.9)	(3.8)	(4.7)	(90.2)
Balance at December 31, 2025	6,421.1	5,073.2	629.0	697.0	12,820.3

Accumulated depreciation and impairment
Balance at January 1, 2024	1,243.1	1,605.6	361.5	376.4	3,586.6
Depreciation	169.4	506.8	38.4	72.7	787.3
Impairment charges	3.3	11.7	0.2	1.9	17.1
Disposals	—	(38.5)	—	(7.5)	(46.0)
Net non-cash movements to/from Inventories	—	(136.4)	—	—	(136.4)
Effect of changes in exchange rates	4.0	0.4	0.4	0.5	5.3
Balance at December 31, 2024	1,419.8	1,949.6	400.5	444.0	4,213.9
Depreciation	212.0	580.7	51.3	72.0	916.0
Impairment charges	5.6	5.9	—	—	11.5
Disposals	(3.2)	(40.2)	(4.6)	(6.2)	(54.2)
Net non-cash movements to/from Inventories	—	(109.1)	—	—	(109.1)
Effect of changes in exchange rates	(14.7)	(29.1)	(3.9)	(3.9)	(51.6)
Balance at December 31, 2025	1,619.5	2,357.8	443.3	505.9	4,926.5

Carrying amount
December 31, 2024	4,028.6	2,409.6	194.0	214.6	6,846.8
December 31, 2025	4,801.6	2,715.4	185.7	191.1	7,893.8
As of December 31, 2025, the carrying amount includes assets under construction of €1,771.0 million (2024: €1,729.7 million) primarily consisting of buildings, as well as machinery and equipment.
As of December 31, 2025, the carrying amount of land amounts to €377.1 million (2024: €304.3 million).
The additions in 2025 in land and buildings, as well as furniture, fixtures and other mainly relate to factory expansions in Wilton and Veldhoven, research facility expansions in Veldhoven, office space in Hwaseong and multifunctional campus in Taipei, all in order to support our continued growth.
The additions in 2025 in machinery and equipment mainly relate to the upgrade and expansion of production tooling to support the growth of our business, as well as investments in prototypes of new technologies.
The additions in 2025 in leasehold improvements mainly relate to installation of cleanrooms and warehouses for leased properties in both the Netherlands, US and China.
The Consolidated statements of operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2023	2024	2025
Cost of sales	330.4	398.4	532.1
R&D costs	236.2	340.5	353.2
SG&A	39.0	48.4	30.7
Total depreciation	605.6	787.3	916.0